Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants
Warrants

(10) Warrants

In connection with the IPO, the Company granted the underwriters warrants to purchase up to 312,500 shares of Company common stock at an exercise price of $5.00 per share, which amount is 125% of the initial public offering price. The warrants have a five-year term and became exercisable on January 9, 2022. All of the warrants were outstanding at September 30, 2022, and December 31, 2021. The Company accounts for these warrants as a component of stockholders’ equity.

(11)   Warrants

In connection with the May 2, 2018, issuance of the Convertible Promissory Note designated as “Note One” (see Note 9), the Company agreed to pay a cash fee to the finder involved in the sale and to issue to the finder warrants to purchase shares of the Company’s common stock. The number of shares of common stock subject to the warrants was equal to five percent of the number of shares of common stock into which Note One converted. The exercise price was the conversion price applicable on conversion of Note One. The number of shares of common stock to be issued to the holder of Note One on conversion of the Note is equal to the principal amount of the Note, plus accrued but unpaid interest to the date of conversion, divided by the applicable conversion price. The applicable conversion price was equal to the price paid for the Company’s equity securities in a Qualified Financing (as defined) less a discount. The discount ranged from 20% to 30% depending on the length of time after the investment was made to complete the Qualified Financing. Regardless of the applicable conversion price resulting from application of the foregoing process, the applicable conversion price could not exceed that price per share that equated to a $15 million pre-money valuation. The Warrants were exercised in full, representing 12,723 shares, the day prior to the IPO at an exercise price of $2.32 per share.

Pursuant to ASC 718, the obligation to issue the Warrants was accounted for as a liability until issuance as they were an award that embodied an unconditional obligation to issue an undeterminable number of shares for a fixed monetary amount known at inception. Upon issuance, the liability was reclassified to equity.

The obligation to issue Warrants was recorded at fair value on inception date and was remeasured at each reporting period until issuance. The compensation cost recognized for a liability-classified award equals the amount for which the award is settled. Therefore, the Company measured the obligation to issue the Warrants at fair value on May 2, 2018, and remeasured fair value at each reporting period until the Warrants were issued. At the time of exercise, in addition to recording the aggregate exercise price of the warrants, the Company also extinguished the balance of the warrant liability.

A summary regarding the fair value of the warrant liability is as follows:

Warrant Liability
Fair value at December 31, 2020	$29,376
Change in fair value	6,109
Fair value at July 12, 2021 (date of exercise)	35,485
Extinguishment of warrant liability on warrant exercise	(35,485)
Fair value at December 31, 2021	$—

The fair value of the Company’s warrant liability was calculated using the Black-Scholes model and the following assumptions:

	As of	As of
	July 12,	December 31,
	2021	2020
Fair value per share of Company’s common stock	$4.00	$3.91
Dividend yield	0.0%	0.0%
Expected volatility	89.0%	84.0%
Risk free interest rate	0.5%	0.3%
Expected life (years)	3.40	4.67
Fair value of warrants	$35,485	$29,376

Underwriter Warrants

In connection with the IPO, the Company granted the underwriters warrants to purchase up to 312,500 shares of Company common stock at an exercise price of $5.00 per share, which amount is 125% of the initial public offering price. The warrants have a five-year term and are exercisable beginning January 9, 2022. All of these warrants were outstanding at December 31, 2021.